CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income for the year		$ 169,003	$ 158,508	$ 149,479
Adjustments to reconcile net income for the year to net cash flows from operating activities:
Share-based compensation expense		81,796	72,941	60,251
Current income tax (note 9.1)		79,026	74,454	44,756
Deferred income tax (note 9.1)		(37,600)	(34,943)	(1,351)
Depreciation of property and equipment (note 15)		36,195	32,760	25,324
Depreciation of right-of-use assets (note 28)		37,837	39,982	35,244
Amortization of intangible assets (note 16)		88,699	67,119	47,365
Impairment/(Reversal) of intangible assets, net (note 16)		1,577	(822)	1,017
Net impairment losses on financial assets		6,970	18,808	6,364
(Reversal)/Allowance for claims and lawsuits (note 23)		(2,966)	(348)	1,871
Gain on remeasurement of contingent consideration and call/put option over non-controlling interest (note 8)		(4,025)	(4,442)	(1,147)
Gain on transactions with bonds (note 7)		(4,958)	(9,157)	(13,883)
Accrued interest		23,355	15,295	11,203
Interest received		5,274	4,718	2,686
Net (gain) loss arising on financial assets measured at FVPL		(452)	(23,564)	7,537
Net loss (gain) arising on financial assets measured at FVOCI		6,397	(22,747)	(165)
Exchange differences		(3,020)	21,874	4,648
Share of results of investment in associates		(222)	(89)	(119)
Payments related to forward and future contracts		(17,090)	(3,813)	(6,242)
Proceeds related to forward and future contracts		9,313	24,977	3,918
Payments of remeasured earn-outs related to acquisition of business		(6,585)	(7,078)	(4,467)
Gain arising from sale of cryptocurrency		(1,146)	0	0
Net impairment losses on investments in convertible notes		1,114	0	0
Gain arising from lease disposals		(1,042)	0	0
Loss arising from property and equipment and intangibles derecognition		971	846	1,632
Changes in working capital:
Net increase in trade receivables		(113,063)	(44,297)	(104,315)
Net (increase) decrease in other receivables		(1,401)	16,629	(21,021)
Net decrease (increase) in other assets		12,152	(10,004)	(9,416)
Net (decrease) increase in trade payables (4)	[1]	(38,086)	19,004	(2,651)
Net increase (decrease) in payroll and social security taxes payable		2,042	(37,402)	13,398
Net decrease in tax liabilities		(8,241)	(1,675)	264
Utilization of provision for contingent liabilities (note 23)		(4,069)	(227)	(1,750)
Income tax paid		(69,028)	(48,783)	(52,906)
Net cash provided by operating activities		248,727	318,524	197,524
Cash flows from investing activities
Cash outflows for property and equipment	[2]	(27,733)	(45,110)	(47,063)
Proceeds from sale of cryptocurrency		2,953	288	0
Cash outflows for intangible assets	[3]	(85,889)	(81,691)	(48,367)
Acquisition of investment in sovereign bonds		(39,232)	(29,032)	(24,883)
Proceeds from investment in sovereign bonds		44,190	38,189	38,766
Payments related to forward and future contracts		(8,599)	(10,906)	(25,561)
Proceeds related to forward and future contracts		7,557	20,419	12,511
Acquisition of investments measured at FVPL		(234,102)	(384,083)	(414,950)
Proceeds from investments measured at FVPL		240,518	410,707	393,059
Acquisition of investments measured at FVOCI		(361,427)	(214,642)	(264,992)
Proceeds from investments measured at FVOCI		362,274	217,246	269,102
Proceeds from sale of equity instruments		263	0	0
Payments to acquire equity instruments		(1,075)	(1,748)	(5,148)
Payments to acquire investments in associates		0	0	(500)
Acquisition of investment in convertible notes (note 29)		(2,533)	(2,367)	(2,667)
Acquisition of business, net of cash (note 26)	[4]	(278,173)	(253,691)	(126,370)
Payments of earn-outs related to acquisition of business		(22,896)	(13,940)	(22,241)
Net cash used in investing activities		(403,904)	(350,361)	(269,304)
Cash flows from financing activities
Proceeds from the issuance of shares under the share-based compensation plan (note 30.1)		4,437	4,103	3,508
Proceeds from the issuance of shares under the ESPP plan		9,622	9,213	8,981
Repurchase of shares		(10,675)	(11,523)	(9,316)
Payment of call/put-option over non-controlling interest		(25,793)	(3,892)	(5,166)
Proceeds from borrowings (note 21)		440,662	395,621	0
Repayment of borrowings (note 21)		(347,348)	(271,783)	(8,269)
Payments of principal portion of lease liabilities (note 28)		(36,619)	(38,514)	(30,564)
Payments of lease liabilities interest (note 28)		(6,947)	(6,319)	(6,822)
Interest paid (note 21)		(12,196)	(4,106)	(2,491)
Payments of installments related to acquisition of business		(20,953)	(28,270)	(15,541)
Net cash provided (used in) by financing activities		(5,810)	44,530	(65,680)
Increase (Decrease) in cash and cash equivalents		(160,987)	12,693	(137,460)
Cash and cash equivalents at beginning of the year		307,223	292,457	427,804
Effect of exchange rate changes on cash and cash equivalents		(4,143)	2,073	2,113
Cash and cash equivalents at end of the year		$ 142,093	$ 307,223	$ 292,457

[1]	(4)In 2024, 2023 and 2022 there were 26,375, 29,422 and 22,468 liabilities assumed through business acquisitions, respectively (note 26).
[2]	In 2024, 2023 and 2022, there were 1,437, 1,741 and 16,225 of acquisition of property and equipment financed with trade payables, respectively. In 2024, 2023 and 2022, the Company paid 1,741, 16,225 and 10,129 related to property and equipment acquired in 2023, 2022 and 2021, respectively.
[3]	In 2024, 2023 and 2022 there were 5,886, 132 and 1,984 of acquisition of intangibles financed with trade payables, respectively. In 2024, 2023 and 2022 , the Company paid 132, 1,984 and 3,662 related to intangibles acquired in 2023, 2022 and 2021, respectively.
[4]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26):

Supplemental information
Cash paid	289,248	286,695	172,445
Less: cash and cash equivalents acquired	(11,075)	(33,004)	(46,075)
Total consideration paid net of cash and cash equivalents acquired	278,173	253,691	126,370
As of December 31, 2024, the Company issued 427.557 common shares for a total amount of 92,581, according to the subscription agreement included in the stock purchase agreement, these were non-cash transactions. As of December 31, 2023, the Company issued 359,242, common shares for a total amount of 65,064, according to the subscription agreement included in the stock purchase.